Condensed Consolidating Financial Statements (Condensed Consolidating Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	May 21, 2015	Dec. 31, 2014	Apr. 03, 2014	Dec. 31, 2013	Dec. 31, 2012
Rental properties, net	$ 3,025,199		$ 2,451,534
Land held for development	23,610		206,001
Property under development	378,920		181,798
Mortgage notes and related accrued interest receivable, net	423,780		507,955
Investment in a direct financing lease, net	190,880	$ 4,700	199,332	$ 45,900
Investment in joint ventures	6,168		5,738
Cash and cash equivalents	4,283		3,336		$ 7,958	$ 10,664
Restricted cash	10,578		13,072
Intangible Assets, Net (Including Goodwill)	8,636		8,506
Deferred financing costs, net	4,894		4,136
Accounts receivable, net	59,101		47,282
Intercompany notes receivable	0		0
Investments in subsidiaries	0		0
Other assets	89,857		66,091
Total assets	4,217,270		3,686,275
Accounts payable and accrued liabilities	92,178		82,180
Dividends payable	24,352		22,233
Unearned rents and interest	44,952		25,623
Intercompany notes payable	0		0
Debt	1,981,920		1,629,750
Total liabilities	2,143,402		1,759,786
EPR Properties shareholders’ equity	2,073,868		1,926,112
Noncontrolling interests	0		377
Equity	2,073,868		1,926,489		1,688,014	1,459,898
Total liabilities and equity	4,217,270		3,686,275
EPR Properties (Issuer) [Member]
Rental properties, net	0		0
Land held for development	0		0
Property under development	0		0
Mortgage notes and related accrued interest receivable, net	0		0
Investment in a direct financing lease, net	0		0
Investment in joint ventures	0		0
Cash and cash equivalents	1,089		(1,234)		449	1,531
Restricted cash	475		1,000
Deferred financing costs, net	4,894		0
Accounts receivable, net	285		90
Intercompany notes receivable	0		0
Investments in subsidiaries	3,825,897		3,115,572
Other assets	18,159		21,272
Total assets	3,850,799		3,136,700
Accounts payable and accrued liabilities	49,671		42,829
Dividends payable	24,352		22,233
Unearned rents and interest	0		750
Intercompany notes payable	0		0
Debt	1,702,908		1,144,776
Total liabilities	1,776,931		1,210,588
EPR Properties shareholders’ equity			1,926,112
Noncontrolling interests			0
Equity	2,073,868		1,926,112
Total liabilities and equity	3,850,799		3,136,700
Wholly-Owned Subsidiary Guarantors [Member]
Rental properties, net	2,590,158		1,979,530
Land held for development	1,258		134,044
Property under development	324,360		175,439
Mortgage notes and related accrued interest receivable, net	400,935		412,625
Investment in a direct financing lease, net	190,880		199,332
Investment in joint ventures	0		0
Cash and cash equivalents	1,289		2,074		4,107	3,550
Restricted cash	9,059		10,989
Deferred financing costs, net	0		4,136
Accounts receivable, net	49,237		36,386
Intercompany notes receivable	177,526		0
Investments in subsidiaries	0		0
Other assets	10,589		9,207
Total assets	3,755,291		2,963,762
Accounts payable and accrued liabilities	39,228		33,146
Dividends payable	0		0
Unearned rents and interest	44,012		24,045
Intercompany notes payable	0		0
Debt	63,682		261,533
Total liabilities	146,922		318,724
EPR Properties shareholders’ equity			2,645,038
Noncontrolling interests			0
Equity	3,608,369		2,645,038
Total liabilities and equity	3,755,291		2,963,762
Non-Guarantor Subsidiaries [Member]
Rental properties, net	435,041		472,004
Land held for development	22,352		71,957
Property under development	54,560		6,359
Mortgage notes and related accrued interest receivable, net	22,845		95,330
Investment in a direct financing lease, net	0		0
Investment in joint ventures	6,168		5,738
Cash and cash equivalents	1,905		2,496		$ 3,402	$ 5,583
Restricted cash	1,044		1,083
Deferred financing costs, net	0		0
Accounts receivable, net	9,579		10,806
Intercompany notes receivable	0		175,757
Investments in subsidiaries	0		0
Other assets	61,109		35,612
Total assets	614,603		877,142
Accounts payable and accrued liabilities	3,279		6,205
Dividends payable	0		0
Unearned rents and interest	940		828
Intercompany notes payable	177,526		175,757
Debt	215,330		223,441
Total liabilities	397,075		406,231
EPR Properties shareholders’ equity			470,534
Noncontrolling interests			377
Equity	217,528		470,911
Total liabilities and equity	614,603		877,142
Consolidation, Eliminations [Member]
Rental properties, net	0		0
Land held for development	0		0
Property under development	0		0
Mortgage notes and related accrued interest receivable, net	0		0
Investment in a direct financing lease, net	0		0
Investment in joint ventures	0		0
Cash and cash equivalents	0		0
Restricted cash	0		0
Deferred financing costs, net	0		0
Accounts receivable, net	0		0
Intercompany notes receivable	(177,526)		(175,757)
Investments in subsidiaries	(3,825,897)		(3,115,572)
Other assets	0		0
Total assets	(4,003,423)		(3,291,329)
Accounts payable and accrued liabilities	0		0
Dividends payable	0		0
Unearned rents and interest	0		0
Intercompany notes payable	(177,526)		(175,757)
Debt	0		0
Total liabilities	(177,526)		(175,757)
EPR Properties shareholders’ equity			(3,115,572)
Noncontrolling interests			0
Equity	(3,825,897)		(3,115,572)
Total liabilities and equity	$ (4,003,423)		$ (3,291,329)